Significant Accounting Policies and Recent Accounting Pronouncements, textuals 3 (Details) (USD $) In Thousands, unless otherwise specified	May 31, 2009
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Derivative, Floor Interest Rate	1.00%
Derivative, Cap Interest Rate	7.80%
Notional Amount of financial instrument	$ 100,000